UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

          Report for the calendar Year of Quarter Ended: March 31, 2008

               Check here for Amendment [ ]; Amendment Number: ___
             This Amendment (Check only one.): [ ] is a restatement.
                          [ ] adds new holding entries

       Institutional Investment Manager Filing Manager Filing This Report:

                         Name:    Southeast Asset Advisors
                         Address: 314 Gordon Avenue
                                  Thomasville, GA 31792

                         Form 13 F File Number 28-12363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                         Name:   Mark Saussy
                         Title:  Managing Director
                         Phone:  229-226-8839

                      Signature, Place, and Date of Signing

       /s/ Mark C. Saussy       Thomasville, GA       15-May-2008
       ------------------       ---------------       -----------
           [Signature]           [City, State]           [Date]

                          Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

               List of Other Managers Reporting for this Manager:
           [If there are no entries in this list, omit this section.]

         Form 13F File Number               Name
         --------------------               ----
         28-01880                  Anchor Capital Advisors, LLC
         28-05455                  Grisanti Brown & Partners, LLC
         28-2013                   Harris Associates, LP
         28-41980                  Select Equity Group, Inc.
         28-3459                   Smith Asset Management Group, LP

                                 Report Summary:

         Number of Other Included Managers:              None
                                                      -----------
         Form 13F Information Table Entry Total:          60
                                                      -----------
         Form 13F Information Table Value Total:      $134,564.18
                                                      -----------
                                                      (thousands)

                        List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

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                                                                                                           INVESTMENT    SOLE VOTING
      NAME OF ISSUER                  TITLE OF CLASS      CUSIP          VALUE (x1,000)     AMT   SH/PRN   DISCRETION    AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                   COM                 002824 10 0       545.43         9,890  SH       SOLE              9,890
------------------------------------------------------------------------------------------------------------------------------------
Agl Resources, Inc.                   COM                 001204 10 6       463.32        13,500  SH       SOLE             13,500
------------------------------------------------------------------------------------------------------------------------------------
American Express                      COM                 025816 10 9       546.50        12,500  SH       SOLE             12,500
------------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Cl A               CL A                084670 10 8    15,207.60           114  SH       SOLE                114
------------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc Del Cl B       CL B                084670 20 7    17,158.04         3,836  SH       SOLE              3,836
------------------------------------------------------------------------------------------------------------------------------------
Brown & Brown Inc                     COM                 115236 10 1       940.34        54,105  SH       SOLE             54,105
------------------------------------------------------------------------------------------------------------------------------------
C H Robinson Worldwide Inc            COM NEW             12541W 20 9       932.96        17,150  SH       SOLE             17,150
------------------------------------------------------------------------------------------------------------------------------------
Cb Richard Ellis Group Inc A          CL A                12497T 10 1     1,678.07        77,545  SH       SOLE             77,545
------------------------------------------------------------------------------------------------------------------------------------
Cemex S A B Sponsored Part Cer        SPON ADR 5 ORD      151290 88 9     3,861.29       147,829  SH       SOLE            147,829
------------------------------------------------------------------------------------------------------------------------------------
Chevron Corp                          COM                 166764 10 0       950.40        11,134  SH       SOLE             11,134
------------------------------------------------------------------------------------------------------------------------------------
Coca Cola Com                         COM                 191216 10 0     6,079.39        99,875  SH       SOLE             99,875
------------------------------------------------------------------------------------------------------------------------------------
Conagra Incorporated                  COM                 205887 10 2       437.49        18,267  SH       SOLE             18,267
------------------------------------------------------------------------------------------------------------------------------------
Cooper Inds Ltd Cl A                  CL A                G24182 10 0     1,388.39        34,580  SH       SOLE             34,580
------------------------------------------------------------------------------------------------------------------------------------
Dell Inc Com                          COM                 24702R 10 1     5,899.81       296,175  SH       SOLE            296,175
------------------------------------------------------------------------------------------------------------------------------------
Disney (walt) Holding Co              COM DISNEY          254687 10 6     2,066.53        65,855  SH       SOLE             65,855
------------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp                      COM                 30231G 10 2     3,344.04        39,537  SH       SOLE             39,537
------------------------------------------------------------------------------------------------------------------------------------
Fairfax Financial Holdings            Sub Vtg             303901 10 2     2,362.83         8,230  SH       SOLE              8,230
------------------------------------------------------------------------------------------------------------------------------------
Fastenal Co                           COM                 311900 10 4       563.10        12,260  SH       SOLE             12,260
------------------------------------------------------------------------------------------------------------------------------------
Flowers Foods                         COM                 343498 10 1    32,420.63     1,309,924  SH       SOLE          1,309,924
------------------------------------------------------------------------------------------------------------------------------------
Franklin Electric Co                  COM                 353514 10 2       565.17        16,540  SH       SOLE             16,540
------------------------------------------------------------------------------------------------------------------------------------
General Electric                      COM                 369604 10 3     2,639.22        71,311  SH       SOLE             71,311
------------------------------------------------------------------------------------------------------------------------------------
Global Sources Ltd                    COM                 G39300 10 1       170.73        11,497  SH       SOLE             11,497
------------------------------------------------------------------------------------------------------------------------------------
Graco Inc Com                         COM                 384109 10 4       349.18         9,630  SH       SOLE              9,630
------------------------------------------------------------------------------------------------------------------------------------
Greenlight Capital Re Ltd             CLASS A             G4095J 10 9     1,570.58        84,440  SH       SOLE             84,440
------------------------------------------------------------------------------------------------------------------------------------
Idex Corp                             COM                 45167R 10 4       607.51        19,795  SH       SOLE             19,795
------------------------------------------------------------------------------------------------------------------------------------
Idexx Labs Corp                       COM                 45168D 10 4       446.30         9,060  SH       SOLE              9,060
------------------------------------------------------------------------------------------------------------------------------------
Ishares S&p 100 Global                S&P GLB100INDX      464287 57 2     1,069.22        14,667  SH       SOLE             14,667
------------------------------------------------------------------------------------------------------------------------------------
Ishares S&p 100 Index                 S&P 100 IDX FD      464287 10 1     1,159.27        18,896  SH       SOLE             18,896
------------------------------------------------------------------------------------------------------------------------------------
Ishares S&p 500 Value                 S&P 500 Value       464287 40 8       454.91         6,570  SH       SOLE              6,570
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                     COM                 478160 10 4     2,155.24        33,224  SH       SOLE             33,224
------------------------------------------------------------------------------------------------------------------------------------
Kirby Corp                            COM                 497266 10 6     1,348.91        23,665  SH       SOLE             23,665
------------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp Amer Hldgs Com New    COM NEW             50540R 40 9       508.02         6,895  SH       SOLE              6,895
------------------------------------------------------------------------------------------------------------------------------------
Level 3 Communications Inc Com        COM                 52729N 10 0     1,466.99       691,977  SH       SOLE            691,977
------------------------------------------------------------------------------------------------------------------------------------
Martin Marietta Matls Inc             COM                 573284 10 6     1,348.36        12,700  SH       SOLE             12,700
------------------------------------------------------------------------------------------------------------------------------------
Medtronic Inc                         COM                 585055 10 6       299.51         6,192  SH       SOLE              6,192
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co                            COM                 589331 10 7       255.37         6,729  SH       SOLE              6,729
------------------------------------------------------------------------------------------------------------------------------------
Meredith Corp                         COM                 589433 10 1       570.31        14,910  SH       SOLE             14,910
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                        COM                 594918 10 4     1,376.00        48,485  SH       SOLE             48,485
------------------------------------------------------------------------------------------------------------------------------------
Millipore Corp                        COM                 601073 10 9     1,552.45        23,030  SH       SOLE             23,030
------------------------------------------------------------------------------------------------------------------------------------
Mohawk Inds Inc                       COM                 608190 10 4     1,526.01        21,310  SH       SOLE             21,310
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Co New Com                   COM                 61166W 10 1     1,030.15         9,239  SH       SOLE              9,239
------------------------------------------------------------------------------------------------------------------------------------
O Reilly Automotive Inc Com           COM                 686091 10 9       942.30        33,040  SH       SOLE             33,040
------------------------------------------------------------------------------------------------------------------------------------
Pepsico Inc                           COM                 713448 10 8       428.43         5,934  SH       SOLE              5,934
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc                            COM                 717081 10 3       230.33        11,005  SH       SOLE             11,005
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceutical Holdrs Trust           Depositry Rcpt      71712A 20 6       850.83        12,200  SH       SOLE             12,200
------------------------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp Cl A           CL A                731572 10 3     1,383.80        23,740  SH       SOLE             23,740
------------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co                   COM                 742718 10 9     2,962.98        42,286  SH       SOLE             42,286
------------------------------------------------------------------------------------------------------------------------------------
Roper Inds Inc New                    COM                 776696 10 6       498.40         8,385  SH       SOLE              8,385
------------------------------------------------------------------------------------------------------------------------------------
Ruby Tuesday, Inc.                    COM                 781182 10 0     2,481.09       330,812  SH       SOLE            330,812
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd                      COM                 806857 10 8       207.93         2,390  SH       SOLE              2,390
------------------------------------------------------------------------------------------------------------------------------------
State Street Corp                     COM                 857477 10 3       505.60         6,400  SH       SOLE              6,400
------------------------------------------------------------------------------------------------------------------------------------
Suncor Energy, Inc.                   COM                 867229 10 6       257.74         2,675  SH       SOLE              2,675
------------------------------------------------------------------------------------------------------------------------------------
Suntrust Banks                        COM                 867914 10 3       347.93         6,310  SH       SOLE              6,310
------------------------------------------------------------------------------------------------------------------------------------
Synovus Financial Corp                COM                 87161C 10 5       439.87        39,771  SH       SOLE             39,771
------------------------------------------------------------------------------------------------------------------------------------
Thermo Fisher Scientific              COM                 883556 10 2     1,053.81        18,540  SH       SOLE             18,540
------------------------------------------------------------------------------------------------------------------------------------
Total Systems Services, Inc.          COM                 891906 10 9     1,008.91        42,642  SH       SOLE             42,642
------------------------------------------------------------------------------------------------------------------------------------
Triad Guaranty Inc                    COM                 895925 10 5       197.31        39,461  SH       SOLE             39,461
------------------------------------------------------------------------------------------------------------------------------------
Umpqua Holdings Corp                  COM                 904214 10 3       350.37        22,590  SH       SOLE             22,590
------------------------------------------------------------------------------------------------------------------------------------
Vca Antech Inc                        COM                 918194 10 1       644.37        23,560  SH       SOLE             23,560
------------------------------------------------------------------------------------------------------------------------------------
Xerox Corp.                           COM                 984121 10 3       456.59        30,500  SH       SOLE             30,500
------------------------------------------------------------------------------------------------------------------------------------
                                      # of holdings reported       60   134,564.18
                                                                        ==========
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